OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of fair value of financial instruments [Table Text Block]

	December 31, 2017	December 31, 2016
Fair Value through Profit and Loss
First Mining Gold Corp. (TSX: FF)	$7,576	$9,819
Sprott Physical Silver Trust (NYSE: PSLV)	2,536	2,432
	$10,112	$12,251
Available for sale marketable securities	1,214	1,437
Total other financial assets	$11,326	$13,688